Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013	Dec. 31, 2012
Summary information by segment
Number of principal business segments	2
Revenues	$ 334,172	$ 188,313	$ 65,929
Advertising & Marketing
Summary information by segment
Revenues	264,782	148,426	51,049
Other
Summary information by segment
Revenues	$ 69,390	$ 39,887	$ 14,880